Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables To Tv Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2012	December 31, 2011

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,305,019	1,269,804
	$1,382,194	$1,346,979